Investment - Summary of Amounts of Balance Sheets and Income Statements of Associates (Detail) - BRL (R$) shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017	Dec. 31, 2015
Summary of associates [line items]
Current assets	R$ 16,211,707	R$ 15,490,111		R$ 13,366,127
Non-current assets	14,287,688	12,794,235		10,708,389
Current liabilities	6,336,798	7,009,688		5,484,299
Non-current liabilities	14,362,568	11,650,620		10,114,166
Equity	9,800,029	9,624,038	R$ 8,476,050	R$ 8,476,051	R$ 7,974,129
Net revenue from sales and services	90,697,983	79,230,014	76,740,033
Costs, operating expenses and income	57,533	59,360	198,972
Net income (loss)	1,132,320	1,525,865	1,546,816
Transportadora sulbrasileira de gas [member]
Summary of associates [line items]
Current assets	7,803	11,218
Non-current assets	15,254	16,464
Current liabilities	3,963	1,960
Non-current liabilities	332	332
Equity	18,762	25,390
Net revenue from sales and services	10,595	10,522	9,955
Costs, operating expenses and income	(7,957)	(5,649)	(5,194)
Net financial income and income and social contribution taxes	(211)		63
Net income (loss)	R$ 2,427	R$ 4,873	R$ 4,824
Number of shares or units held	20,124,996	20,124,996	20,124,996
% of capital held	25.00%	25.00%	25.00%
Oxicap Industria de Gases [member]
Summary of associates [line items]
Current assets	R$ 38,714	R$ 45,061
Non-current assets	85,395	74,621
Current liabilities	9,777	12,338
Non-current liabilities	8,888	7,920
Equity	105,444	99,424
Net revenue from sales and services	53,288	52,709	R$ 52,751
Costs, operating expenses and income	(43,814)	(40,769)	(39,539)
Net financial income and income and social contribution taxes	(3,453)	(2,144)	(6,837)
Net income (loss)	R$ 6,021	R$ 9,796	R$ 6,375
Number of shares or units held	1,987	1,987	1,987
% of capital held	15.00%	15.00%	15.00%
Quimica da bahia Industria e Comercio [member]
Summary of associates [line items]
Current assets	R$ 51	R$ 67
Non-current assets	10,238	10,278
Non-current liabilities	3,109	3,110
Equity	7,180	7,235
Costs, operating expenses and income	(78)	(90)	R$ (60)
Net financial income and income and social contribution taxes	22	(31)	49
Net income (loss)	R$ (56)	R$ (121)	R$ (11)
Number of shares or units held	1,493,120	1,493,120	1,493,120
% of capital held	50.00%	50.00%	50.00%
Metalurgica plus [member]
Summary of associates [line items]
Current assets	R$ 19	R$ 175
Non-current assets	990	1,695
Current liabilities	21	422
Non-current liabilities	302	427
Equity	686	1,021
Costs, operating expenses and income	(266)	673	R$ (189)
Net financial income and income and social contribution taxes	(69)	179	(19)
Net income (loss)	R$ (335)	R$ 852	R$ (208)
Number of shares or units held	3,000	3,000	3,000
% of capital held	33.00%	33.00%	33.00%
Plenogas distribuidora de gas [member]
Summary of associates [line items]
Current assets	R$ 64	R$ 505
Non-current assets	2,791	2,821
Current liabilities	123	93
Non-current liabilities	1,334	1,500
Equity	1,398	1,733
Costs, operating expenses and income	399	628	R$ 574
Net financial income and income and social contribution taxes	(27)	15	68
Net income (loss)	R$ 372	R$ 643	R$ 642
Number of shares or units held	1,384,308	1,384,308	1,384,308
% of capital held	33.00%	33.00%	33.00%